GOODWILL (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended	9 Months Ended	12 Months Ended			9 Months Ended	12 Months Ended			12 Months Ended
	Sep. 29, 2012	Sep. 29, 2012	Dec. 31, 2018	Dec. 31, 2011	Dec. 31, 2010	Sep. 29, 2012 Windows and Doors [Member]	Dec. 31, 2011 Windows and Doors [Member]	Dec. 31, 2010 Windows and Doors [Member]	Dec. 31, 2009 Windows and Doors [Member]	Dec. 31, 2011 Siding, Fencing and Stone [Member]	Dec. 31, 2010 Siding, Fencing and Stone [Member]	Sep. 29, 2012 Siding, Fencing and Stone [Member]	Dec. 31, 2009 Siding, Fencing and Stone [Member]
Goodwill [Line Items]
Number of reporting units	2	2		2
Estimated single family housing levels from 2011 to 2018			1,050,000	434,000
Estimated repair and remodeling growth rate (in hundredths)			3.00%	3.00%
Percentage reporting units which exceeded carrying value							19.00%			90.00%
Goodwill	$ 392,717	$ 392,717		$ 391,467	$ 393,433	$ 71,733	$ 71,360	$ 73,326	$ 72,731	$ 320,107	$ 320,107	$ 320,984	$ 320,107
Rollforward of goodwill [Abstract]
Goodwill, gross							399,133	401,099	400,504	442,334	442,334		442,334
Accumulated impairment losses							(327,773)	(327,773)	(327,773)	(122,227)	(122,227)		(122,227)
Goodwill, net	392,717	392,717		391,467	393,433	71,733	71,360	73,326	72,731	320,107	320,107	320,984	320,107
Currency translation adjustments						373	(244)	595		0	0
Purchase accounting adjustment							(307)			0
Tax benefit of excess tax goodwill							$ (1,415)			$ 0